Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Estimated Useful lives of Property Plant and Equipment	Depreciation is computed using the straight-line method based on the estimated useful lives of assets as follows:

Years
Furniture, fittings and equipment	3 – 5
Leasehold improvements	5